INVENTORIES (Details) - CAD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Statement [Line Items]
Inventories, Current	$ 3,580	$ 2,713
Inventories, Long term-ore in stockpiles	2,098	2,098
Inventories-by balance sheet presentation	5,678	4,811
Inventory of ore in stockpiles
Statement [Line Items]
Inventories-by balance sheet presentation	2,098	2,098
Mine and mill supplies
Statement [Line Items]
Inventories-by balance sheet presentation	$ 3,580	$ 2,713